[GUGGENHEIM LETTERHEAD]
October 28, 2016

VIA EDGAR
Securities and Exchange Commission
101 F Street, NE
Washington, D.C. 20549

Re:	Claymore Exchange-Traded Fund Trust (the “Registrant”) File Number: 333-134551, 811-21906
Ladies and Gentlemen:
On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 492 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed on October 21, 2016, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 21, 2016, accession number 0001628280-16-020174.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 641-5669.
Very truly yours,
Claymore Exchange-Traded Fund Trust
By: /s/ Mark E. Mathiasen
Mark E. Mathiasen
Secretary